FILM PARTICIPATION FINANCING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
FILM PARTICIPATION FINANCING LIABILITIES
Summary of the movement of film participation financing liabilities

	2011	2012
Beginning balance as of January 1	16,516,169	16,224,219
Received from participants	3,998,964	293,288
Film participation expenses	321,100	438,636
Payments made during the year	(5,093,722)	(1,643,112)
Withholding tax	(118,721)	(44,391)
Exchange difference	600,429	(181,748)

Ending balances as of December 31	16,224,219	15,086,892